Assets and Liabilities Held for Sale and Discontinued Operations - Balance Sheet of Equity Method Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets
Assets held for sale	$ 707	$ 82,630
Non-current assets
Assets held for sale	0	1,614,409
Total assets held for sale	707	1,697,039
Current liabilities
Total current liabilities held for sale	(4,189)	(429,609)
Non-current liabilities
Liabilities held for sale	0	(449,868)
Golar LNG NB 13 Corporation
Current assets
Cash and cash equivalents	41	2,605
Trade accounts receivable	400	70
Other current assets	266	153
Assets held for sale	707	2,828
Non-current assets
Vessels and equipment, net	0	229,495
Assets held for sale	0	229,495
Total assets held for sale	707	232,323
Current liabilities
Current portion of long-term debt and short-term debt	0	(9,911)
Trade accounts payables	(183)	(204)
Accrued expenses	(1,217)	(737)
Other current liabilities	(2,789)	(2,325)
Total current liabilities held for sale	(4,189)	(13,177)
Non-current liabilities
Long-term debt	0	(145,768)
Liabilities held for sale	0	(145,768)
Total liabilities held for sale	$ (4,189)	$ (158,945)